Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Nonvested shares

A summary of the status of the Company’s nonvested stock options as of December 31, 2012, and changes during the years ended December 31, 2012, is presented below:

	Number of shares subject to option	Weighted average grant-date fair value
Balance at January 1, 2012	2,813,783	$2.48
Granted	396,000	4.68
Vested	(136,881)	0.84
Forfeited	(102,188)	2.76

Balance at December 31, 2012	2,970,714	$2.84

Common Stock Warrant Activity

Common stock warrant activity during the periods indicated is as follows:

	Number of shares subject to warrants	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance at January 1, 2011	22,559	$0.76	8.83	$23
Granted	328,700	1.80
Exercised	(211,530)	1.72		1,290

Balance at December 31, 2011	139,729	1.80	6.02	866

Balance at December 31, 2012	139,729	1.80	5.02	1,006

Exercisable at December 31, 2012	108,479	$1.80	5.02	$781

Summary of Changes in Stockholders' Equity

Changes in stockholders’ equity for the nine-months ended September 30, 2013 were as follows (in thousands, except for share amounts):

	Preferred Stock	Series A Convertible Preferred Stock	Common Stock	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Total Stockholders’ Equity
Balance as of December 31, 2012	17,418,807	17	15,901,183	16	(3,966)	42,409	(19,746)	18,730
Net Loss	—	—	—	—	—	—	(2,805)	(2,805)
Share-based compensation expense	—	—	—	—	—	4,220	—	4,220
Exercise of stock options and warrants	—	—	389,009	1	—	502	—	503
Issuance of common stock upon vesting of early exercised options	—	—	255,572	—	—	451	—	451
Repurchase of warrants	—	—	—	—	—	(1,275)	—	(1,275)
Conversion of preferred stock to common stock	(17,418,807)	(17)	17,418,807	17	—	—	—	—
Issuance of common stock in IPO	—	—	6,440,000	6	—	122,125	—	122,131

Balance as of September 30, 2013	—	—	40,404,571	40	(3,966)	168,432	(22,551)	141,955

Common Stock Call Option [Member]
Assumptions Used in Black-Scholes Pricing Model	Key assumptions used in the Black-Scholes pricing model were:

Dividend yield	0.00%
Volatility	40.00%
Expected term (years)	2.00
Risk-free interest rate	0.37%

Warrants [Member]
Nonvested shares

A summary of the status of the Company’s nonvested warrants to purchase common stock as of December 31, 2011 and 2012, and changes during the years ended December 31, 2012, is presented below:

	Number of shares subject to warrants	Weighted average grant-date fair value
Balance at January 1, 2012	62,500	$2.56
Vested	(31,250)	2.56

Balance at December 31, 2012	31,250	$2.56

Assumptions Used in Black-Scholes Pricing Model

The following is a summary of the weighted average assumptions used in the valuation of warrants under the Black-Scholes model at each balance sheet date:

	Year ended December 31,
	2011	2012
Dividend yield	0.00%	0.00%
Volatility	55.28%	55.0%
Expected term (years)	6.00	5.00
Risk-free interest rate	1.09%	0.72%